Subsidiaries with material non-controlling interest - Statements of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Sales of goods	$ 1,731,639	$ 1,154,605	$ 823,845
Net Profit (loss)	830,188	416,263	32,682
Attributable to non-controlling interests	48,043	13,574	12,827
Sociedad Minera El Brocal S.A.A
Disclosure of subsidiaries [line items]
Sales of goods	532,908	437,884	432,616
Net Profit (loss)	124,712	35,333	31,454
Attributable to non-controlling interests	48,101	13,628	12,855
Apu Coropuna S.R.L.
Disclosure of subsidiaries [line items]
Sales of goods	0	0	0
Net Profit (loss)	(194)	(178)	(93)
Attributable to non-controlling interests	$ (58)	$ (54)	$ (28)